Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Organization and Business [Policy Text Block]

Organization and Business

Founded in 1979 as Information Analysis Incorporated (“IAI”), IAI changed its name to WaveDancer, Inc. (“WaveDancer” or the “Company”) and converted from a Virginia corporation to a Delaware corporation in December 2021. The Company is in the business of developing and maintaining information technology (“IT”) systems, modernizing client information systems, and performing other IT-related professional services to government and commercial organizations.

On March 17, 2023, the Company sold effectively 75.1% of the equity of its Gray Matters, Inc. subsidiary (“GMI”) to Gray Matters Data Corporation (“GMDC”). Subsequent to the sale, the Company discontinued consolidating GMI and the Company has reflected GMI as a discontinued operation in its consolidated statements of operations for all periods presented. Unless otherwise noted, all amounts and disclosures throughout these Notes to Condensed Consolidated Financial Statements relate to the Company’s continuing operations. See Note 2 for further information about the sale transaction, the deconsolidation of GMI, and treatment of GMI as a discontinued operation.

Prior to March 17, 2023, we had two operating segments: Tellenger and Blockchain SCM. Given the classification of GMI, which comprised all of the material operations of the Blockchain SCM segment, as a discontinued operation (see Note 2). After March 17, 2023, the Company manages its business as one reportable operating segment.

Liquidity and Going Concern

During the nine months ended September 30, 2023, the Company generated an operating loss from continuing operations of $978,459. As of September 30, 2023, the Company had working capital of $537,375 including cash and cash equivalents of $877,198. We estimate that over the twelve months from the date of these financial statements our operating activities may use as much as $1.0 million to $1.5 million of cash. On August 2, 2023, the Company realized $118,655 of cash proceeds from the sale of 20,000 shares of common stock, and on August 9, 2023, the Company received $1,400,000 of cash from the sale of its remaining equity interest in GMDC and its contingent consideration receivable from GMDC. On August 9, 2023, the Company repaid $500,000 on the Summit line of credit and has no further borrowing capacity thereunder. On September 29, 2023, the Company issued 35,000 shares of its common stock to its chairman and CEO for $175,000 of cash. The transaction was approved by the board of directors and was at a premium to the trading price on the date of the transaction. We estimate that within twelve months from the issuance of these financial statements, the Company will need to raise additional capital to meet its ongoing operating cash flow requirements as well as to grow its business either organically or through acquisitions. The Company is evaluating strategic alternatives which include the potential merger or sale of the Company. There is no assurance that such activities will result in any transactions or provide additional capital. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date that the accompanying unaudited condensed consolidated financial statements are issued.

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and satisfaction of liabilities in the ordinary course of business. The propriety of using the going-concern basis is dependent upon, among other things, the achievement of future profitable operations, the ability to generate sufficient cash from operations and potential other funding sources, in addition to cash on-hand, to meet its obligations as they become due. The Company’s unaudited condensed consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Reverse Stock Split

On October 18, 2023, the Company effected a reverse stock split of its common stock, par value $0.001 per share, (the “Common Stock”) at a ratio of one-for-ten (the “Reverse Stock Split”). The Reverse Stock split affected all issued common stock and options and warrants to acquire common stock. No fractional shares were issued as a result of the reverse split and any fractional share otherwise issuable were rounded up to the nearest whole number. All shares and per share amounts in the condensed consolidated financial statements and accompanying notes have been retroactively adjusted to give effect to the Reverse Stock Split. Following the Reverse Stock Split, the Company’s issued and outstanding shares of Common Stock decreased from 19,809,834 pre-split shares to approximately 1,980,983 post-split shares, before finalizing the rounding of fractional shares. As a result of the Reverse Stock Split, the exercise prices of the outstanding options and warrants were increased by a factor of ten.

Organization and Business

Founded in 1979 as Information Analysis Incorporated (“IAI”), IAI changed its name to WaveDancer, Inc. (“WaveDancer” or the “Company ”) and converted from a Virginia corporation to a Delaware corporation in December 2021. The Company is in the business of developing and maintaining information technology (“IT”) systems, modernizing client information systems, and performing other IT-related professional services to government and commercial organizations. With our acquisition of Gray Matters, Inc. (“GMI”) in 2021 we expanded our offerings to include licensing and implementation services for proprietary blockchain based Supply Chain Management (“SCM”) software. Our Chief Executive Officer, as the chief operating decision maker (“CODM”), organizes our company, manages resource allocations, and measures performance among two operating and reportable segments: Tellenger and Blockchain SCM.

Liquidity and Going Concern

During the year ended December 31, 2022, the Company generated a loss from operations of $18,777,608, which includes impairment charges of long-lived assets and goodwill at its Blockchain SCM segment totaling $10,223,083. As of December 31, 2022, the Company had net working capital of $329,771, excluding deferred acquisition consideration of $1,415,098 and including cash and cash equivalents of $731,081, and had an accumulated deficit of $31,190,801. As of December 31, 2022, the Company had availability of $575,000 under its bank line of credit. On March 17, 2023, the Company sold its GMI subsidiary to StealthPoint LLC for cash of $935,000, stock, and future cash payments contingent upon GMI revenues. See Note 19 for further information about this transaction. The cash consideration and the elimination of cash expenses from the Blockchain SCM segment provide additional short-term liquidity. However, we estimate that by the end of 2023 the Company will need to raise additional capital to meet its ongoing operating cash flow requirements as well as to grow its business either organically or through acquisition. The Company is evaluating strategic alternatives which include the potential merger or sale of the Company. There is no assurance that such activities will result in any transactions or provide additional capital, which creates substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date that the accompanying consolidated financial statements are issued.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and satisfaction of liabilities in the ordinary course of business. The propriety of using the going-concern basis is dependent upon, among other things, the achievement of future profitable operations, the ability to generate sufficient cash from operations and potential other funding sources, in addition to cash on-hand, to meet its obligations as they become due. The Company’s consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Basis of Accounting, Policy [Policy Text Block]

Unaudited Interim Condensed Consolidated Financial Statements

The accompanying unaudited condensed consolidated financial statements (“financial statements”) have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions for Form 10-Q and Article 8-03 of Regulation S-X. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. In the opinion of management, the financial statements include all adjustments necessary (which are of a normal and recurring nature) for the fair and not misleading presentation of the results of the interim periods presented. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2022 included in the Annual Report on Form 10-K filed by the Company with the SEC on April 17, 2023 (the “Annual Report”), as amended. The accompanying December 31, 2022 condensed consolidated balance sheet was derived from the audited financial statements included in the Annual Report but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results of operations for any interim periods are not necessarily indicative of the results of operations for any other interim period or for a full fiscal year.

The unaudited condensed consolidated financial statements as of and for the three and nine months ended September 30, 2023 include the accounts of WaveDancer and its condensed consolidated subsidiaries (collectively, the “Company,” “we” or “our”). All significant intercompany transactions and balances have been eliminated in consolidation.

Other than as discussed in “Equity Method Investments” below, there have been no changes in the Company’s significant accounting policies as of September 30, 2023, as compared to the significant accounting policies disclosed in Note 1, "Summary of Significant Accounting Policies" in the Company's Annual Report.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding annual financial reporting. The accompanying consolidated financial statements include the accounts of WaveDancer, Inc. and its consolidated subsidiaries (collectively, the “Company,” “we” or “our”). All significant intercompany balances and transactions have been eliminated in consolidation.

Equity Method Investments [Policy Text Block]

Equity Method Investments

The Company accounts for investments in which it owns between 20% to 50% of the common stock or has the ability to exercise significant influence, but not control, over the investee using the equity method of accounting in accordance with ASC 323 - Equity Method Investments and Joint Ventures (“ASC 323”). Under the equity method, an investor initially records an investment in the stock of an investee at cost and adjusts the carrying amount of the investment to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition. The Company reflects its share of gains and losses from the investment in equity in net loss of affiliate in the unaudited condensed consolidated statements of operations using the most recently available earnings data at the end of the period.

In connection with the sale of GMI to GMDC on March 17, 2023, (the "Sale Date"), the Company received common stock in GMDC representing approximately 24.9% of the equity of GMDC. See Note 2 for further information about the sale transaction, the deconsolidation of GMI, and the treatment of GMI as a discontinued operation. The Company accounted for its investment in GMDC in accordance with the equity method from March 17, 2023 through August 9, 2023. On August 9, 2023, the Company sold its remaining equity interest in GMDC in exchange for $400,000 in cash, and recognized a gain on sale of $64,525. As of September 30, 2023 the Company has no equity investment in GMDC and no other equity exposure to the GMI business.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

Preparation of condensed consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates due to uncertainties. On an ongoing basis, we evaluate our estimates, including those related to the allowance for credit losses; fair values of financial instruments, intangible assets, and goodwill, including the underlying estimates of cash flows of our products and reporting unit; useful lives of intangible assets and property and equipment; the valuation of stock-based compensation, and the valuation of deferred tax assets and liabilities, among others. We base our estimates on assumptions, both historical and forward looking, that are believed to be reasonable, and the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Use of Estimates

Preparation of consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates due to uncertainties. On an ongoing basis, we evaluate our estimates, including those related to the allowance for credit losses; fair values of financial instruments, reporting units, intangible assets, and goodwill; useful lives of intangible assets and property and equipment; the valuation of stock-based compensation, the valuation of deferred tax assets and liabilities; and contingent liabilities, among others. We base our estimates on assumptions, both historical and forward looking, that are believed to be reasonable, and the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

During the three months ended September 30, 2023, the Company’s prime contracts with U.S. government agencies represented 8.3% of revenue and subcontracts under federal procurements represented 90.6% of revenue. The terms of these contracts and subcontracts vary from single transactions to five years. Three subcontracts under federal procurements represented 29.3%, 19.9%, and 18.6% of revenue, respectively. Revenue from one prime contractor under which the Company has multiple subcontracts represented 56.6% of the Company’s revenue in aggregate.

During the three months ended September 30, 2022, the Company’s prime contracts with U.S. government agencies represented 11.4% of revenue and subcontracts under federal procurements represented 82.8% of revenue. The terms of these contracts and subcontracts vary from single transactions to five years. Three subcontracts under federal procurements represented 30.9%, 21.3%, and 13.0% of revenue, respectively. Revenue from one prime contractor under which the Company has multiple subcontracts represented 49.9% of the Company’s revenue in aggregate.

During the nine months ended September 30, 2023, the Company’s prime contracts with U.S. government agencies represented 9.1% of revenue and subcontracts under federal procurements represented 89.3% of revenue. The terms of these subcontracts vary from one to five years. Three subcontracts under federal procurements represented 30.3%, 21.1%, and 16.6% of revenue, respectively. Revenue from one prime contractor under which the Company has multiple subcontracts represented 54.5% of the Company’s revenue in aggregate.

During the nine months ended September 30, 2022, the Company’s prime contracts with U.S. government agencies represented 28.6% of revenue and subcontracts under federal procurements represented 67.8% of revenue. The terms of these contracts and subcontracts vary from single transactions to five years. Three subcontracts under federal procurements represented 27.4%, 16.5%, and 10.5% of revenue, respectively. Revenue from one prime contractor under which the Company has multiple subcontracts represented 41.4% of the Company’s revenue in aggregate.

The Company sold third-party software and maintenance contracts under agreements with one major supplier, accounting for 9.7% and 11.8% of total revenue during the three- and nine-months ended September 30, 2022, respectively.

As of September 30, 2023, the Company’s accounts receivable included receivables from two subcontracts under federal procurements that represented 42.2% and 17.2% of the Company’s outstanding accounts receivable, respectively. Receivables from one prime contractor under which the Company has multiple subcontracts represented 69.8% of the Company’s outstanding accounts receivable in aggregate.

As of September 30, 2022, the Company’s accounts receivable included receivables from two subcontracts under federal procurements that represented 46.5% and 13.6% of the Company’s outstanding accounts receivable, respectively. Receivables from one prime contractor under which the Company has multiple subcontracts represented 66.8% of the Company’s outstanding accounts receivable in aggregate.

Concentration of Credit Risk

During the year ended December 31, 2022, the Company’s prime contracts with U.S. government agencies represented 31.3% of revenue, subcontracts under federal procurements represented 65.4% of revenue, and 3.3% of revenue came from local government and commercial contracts. The terms of these contracts and subcontracts vary from single transactions to five years. Three subcontracts under federal procurements represented 26.0%, 15.8% and 10.3% of revenue, respectively. Revenue in our Tellenger operating segment from one prime contractor under which the Company has multiple subcontracts represented 39.9% of the Company’s revenue in aggregate.

During the year ended December 31, 2021, the Company’s prime contracts with U.S. government agencies represented 31.7% of revenue, subcontracts under federal procurements represented 66.4% of revenue, and 1.9% of revenue came from commercial contracts. The terms of these contracts and subcontracts vary from single transactions to five years. Three subcontracts under federal procurements represented 33.2%, 10.0% and 9.6% of revenue, respectively. Revenue in our Tellenger operating segment from one prime contractor under which the Company has multiple subcontracts represented 28.7% of revenue in aggregate.

The Company sold third-party software and maintenance contracts under agreements with one major supplier in 2022 and 2021, accounting for 22.3% and 29.3% of total revenue, respectively.

As of December 31, 2022, the Company’s accounts receivable included receivables from one prime contract and one subcontract under federal procurements that represented 26.5% and 25.8% of the Company’s outstanding accounts receivable, respectively. Receivables from one prime contractor under which the Company has multiple subcontracts represented 39.2% of the Company’s outstanding accounts receivable in aggregate.

As of December 31, 2021, the Company’s accounts receivable included receivables from two subcontracts under federal procurements that represented 52.6% and 19.6% of the Company’s outstanding accounts receivable, respectively. Receivables from one prime contractor under which the Company has multiple subcontracts represented 72.2% of the Company’s outstanding accounts receivable in aggregate.

Revenue from Contract with Customer [Policy Text Block]		Revenue Recognition See Note 2 for a detailed description of our revenue recognition policy.
Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

We consider all highly-liquid investments with maturities of ninety days or less at the time of purchase to be cash equivalents. Deposits are maintained with a federally insured bank. Balances at times exceed federally insured limits, but management does not consider this to be a significant concentration of credit risk.

Accounts Receivable [Policy Text Block]

Accounts Receivable

Our payment terms for accounts receivable vary by the types of our customers and the products or services offered. Typically, we invoice for services on a monthly basis, and we invoice for product sales upon delivery.

We maintain an allowance for credit losses for accounts receivable, which is recorded as an offset to accounts receivable, and changes in such are classified as general and administrative expense in the consolidated statements of operations. We assess collectability on an individual customer basis. In determining the amount of the allowance for credit losses, we consider historical collectability based on past due status and make judgments about the creditworthiness of customers based on ongoing credit evaluations. Our allowance for doubtful accounts as of December 31, 2022 and 2021 was immaterial.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets. Furniture and fixtures are depreciated over the lesser of the useful life or five years, purchased software is depreciated over the lesser of three years or the term of the license, and computer equipment is depreciated over three years. Leasehold improvements are amortized over the estimated term of the lease or the estimated life of the improvement, whichever is shorter. Maintenance and minor repairs are charged to operations as incurred. Gains and losses on dispositions are recorded in operations.

Internal Use Software, Policy [Policy Text Block]

Software Development Costs

The Company capitalizes costs related to software developed or obtained for internal use in accordance with Accounting Standards Codification (“ASC”) 350-40, Internal-Use Software (“ASC 350-40”). The following illustrates the various stages and related processes of computer software development in accordance with ASC 350-40:

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Preliminary project stage: (a) conceptual formulation of alternatives; (b) evaluation of alternatives; (c) determination of existence of needed technology; and (d) final selection of alternatives. Internal and external costs incurred during the preliminary project stage are expensed as incurred.

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Application development stage: (a) design of chosen path, including software configuration and software interfaces; (b) coding; (c) installation to hardware; and (d) testing, including parallel processing phase. Internal and external costs incurred to develop internal-use computer software during the application development stage are capitalized.

●	Post-implementation-operation stage: (a) training; and (b) application maintenance. Internal and external costs incurred during the post-implementation-operation stage are expensed as incurred.

During 2022, the Company began to develop its Maverix blockchain SCM software which it marketed under a Software as a Service (“SaaS”) model, whereby, a customer would not take possession of the Company’s software; rather, the software would be accessed on an as-needed basis over the Internet.

Therefore, when the software is used to produce a product or in a process to provide a service to a customer, and the customer is not given the right to obtain or use the software, the related costs are accounted for in accordance with ASC 350-40. When a hosting arrangement includes multiple modules or components, capitalized costs are amortized on a module-by-module basis. When a module or component is substantially ready for its intended use, amortization begins, regardless of whether the overall hosting arrangement is being placed in service in planned stages. If the module’s functionality is entirely dependent on the completion of one or more other modules, then amortization does not begin until that group of interdependent modules is substantially ready for use.

Capitalized software development costs are included in property and equipment on the consolidated balance sheets, see Note 7.

Share-Based Payment Arrangement [Policy Text Block]

Stock-Based Compensation

The Company’s stock-based compensation plans as of December 31, 2022 are described in Note 14 below. Total compensation expense related to these plans was $1,967,927 and $1,868,897 for the years ended December 31, 2022 and 2021, respectively, and is included in selling, general and administrative expenses on the consolidated statements of operations. The Company estimates the fair value of options granted using a Black-Scholes valuation model to establish the expense. When stock-based compensation is awarded, the expense is recognized ratably over the requisite service period. The Company recognizes forfeitures at the time the forfeiture occurs.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred tax assets and liabilities are computed based on the difference between the financial statement and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws for the taxable years in which those differences are expected to reverse. The Company expects that recent tax law changes contained in the Inflation Reduction Act and CHIPS Act will not have a material impact on its provision for income taxes. In addition, a valuation allowance is required to be recognized if it is believed more likely than not that a deferred tax asset will not be fully realized. Authoritative guidance prescribes a recognition threshold of more likely than not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those positions to be recognized in the financial statements. The Company continually reviews tax laws, regulations and related guidance in order to properly record any uncertain tax liabilities. See Note 12.

Earnings Per Share, Policy [Policy Text Block]

Loss Per Share

The Company’s loss per share calculation is based upon the weighted average number of shares of common stock outstanding. The dilutive effect of stock options, warrants, and other equity instruments are included for purposes of calculating diluted income per share, except for periods when the Company reports a net loss, in which case the inclusion of such equity instruments would be antidilutive. See Note 17.

Business Combinations Policy [Policy Text Block]

Business Combinations

We include the results of operations of the businesses that we acquire as of the acquisition date. We allocate the purchase price of the acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over the fair values of identifiable assets and liabilities is recorded as goodwill. The Company amortizes identifiable intangible assets with finite lives over their respective estimate useful lives. Identifiable intangible assets that are subject to amortization are evaluated for impairment and the Company will periodically reassess the carrying value, useful lives, and classifications of all identifiable intangible assets. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Determining fair value of assets acquired and liabilities assumed requires management’s judgment, the utilization of independent valuation experts, and involves significant estimates and assumptions with respect to the timing and amount of future cash flows, discount rates, market prices, and asset lives, among other items. The judgments made in the determination of the estimated fair value assigned to the assets acquired and liabilities assumed and any noncontrolling interests in the investee, as well as the estimated useful life of each asset can materially impact the consolidated financial statements in periods after acquisition, such as through depreciation and amortization. See Note 8.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Intangibles and Goodwill

The Company accounts for goodwill and other intangible assets in accordance with ASC Topic 350, Goodwill – Intangibles and Other (“ASC 350”) and has concluded that it has two operating segments, which are also its two reporting units for purposes of goodwill impairment testing. Goodwill is not amortized but instead tested for impairment (i) on at least an annual basis and (ii) when changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit may be below its carrying value. These circumstances include, but are not limited to, significant changes in performance relative to expected operating results; significant changes in the use of the assets; significant negative industry or economic trends; a significant decline in the Company’s stock price for a sustained period of time; and changes in the Company’s planned revenue or earnings. Management evaluates the recoverability of the Company’s goodwill annually on October 31 or more often as events or circumstances indicate the fair value of a reporting unit is below its carrying value, including goodwill. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the reporting unit carrying amount exceeds the estimated fair value of the reporting unit.

Management evaluates the recoverability of the Company’s indefinite-lived intangible assets (tradenames) annually on October 31, or more often when events or circumstances indicate a potential impairment exists.

Management evaluates the recoverability of the Company’s finite-lived intangible assets and other long-lived assets when events or circumstances indicate a potential impairment exists. In determining if impairment exists, the Company estimates the undiscounted cash flows to be generated from the use and ultimate disposition of these assets or asset groups that contain those assets. If impairment is indicated based on a comparison of an asset group’s carrying values and the undiscounted cash flows, the impairment loss is measured as the amount by which the carrying amount of the asset group exceeds the fair value of the asset group.

As discussed further in Note 6, during 2022 we recognized goodwill and long-lived asset impairment charges related to our Blockchain SCM unit of $6,460,168 and $3,762,915, respectively, which are separately identified in our consolidated statements of operations.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements

In October 2021, the FASB issued Accounting Standards Update (“ASU”) No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This ASU requires companies to measure contract assets and contract liabilities from contracts acquired in a business combination in accordance with ASC Topic 606 on the acquisition date. We early adopted the ASU as of January 1, 2022 and will apply it prospectively to future acquisitions. The adoption of this accounting standard had no impact on the Company’s consolidated financial statements as of and for the year ended December 31, 2022.

No other recently issued accounting pronouncements are expected to have a material effect on our consolidated financial statements.